Warrant liability (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liability
Schedule of warrant assumptions

Risk-free interest rate	0.53%
Expected life of warrants	3.00 years
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

Schedule of derivative financial liability

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.91%	3.99%
Expected life of warrants	0.21 years	1.21 years
Expected annualized volatility	36.25%	69.83%
Dividend	Nil	Nil
Forfeiture rate	0%	0%